Income Taxes Level 4 (Details) - Domestic and Foreign Components of Income Continuing Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Domestic	$ 64	$ 101	$ 297
Foreign	(124)	2	(53)
Net income from continuing operations	324	116	217
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (60)	$ 103	$ 244